Consolidated statements of cash flows - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Cash generated from operations	¥ 1,448,307,000	¥ 2,995,609,000	¥ 2,084,952,000	¥ 1,636,392,000
Income tax paid	(350,766,000)	(827,275,000)	(418,922,000)	(230,130,000)
Net cash from operating activities	1,097,541,000	2,168,334,000	1,666,030,000	1,406,262,000
Cash flows from investing activities
Payment for purchases of property, plant, equipment and intangible assets	(264,766,000)	(762,538,000)	(174,147,000)	(290,108,000)
Payment for acquisition of land use right				(944,099,000)
Proceeds from disposal of property, plant and equipment	427,000	12,446,000	5,224,000	351,000
Refund of prepayments			200,000,000
Payments for purchases of other investments	(2,553,982,000)	(14,117,719,000)	(7,880,763,000)	(12,627,323,000)
Proceeds from disposal of other investments	2,503,982,000	14,267,719,000	7,808,395,000	12,525,477,000
Placement of term deposits	(210,405,000)	(302,158,000)	(761,371,000)	(236,878,000)
Release of term deposits	581,371,000	213,521,000	316,542,000
Interest income	122,231,000	112,404,000	145,225,000	66,344,000
Investment income from other investments	14,281,000	81,145,000	42,921,000	63,801,000
Loan to an equity-accounted investee		(19,926,000)
Payments for investments in equity-accounted investees	(16,066,000)	(18,148,000)
Acquisition of subsidiaries, net of cash acquired			4,568,000	(683,483,000)
Net cash used in financing activities	177,073,000	(533,254,000)	(293,406,000)	(2,125,918,000)
Cash flows from financing activities
Proceeds from Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs			469,683,000
Proceeds from capital injection from shareholders, subscription of restricted shares, restricted share units and exercise of options	168,000	649,000	382,000	589,000
Proceeds from loans and borrowings		563,800,000
Repayment of loans and borrowings		(718,000)	(206,000)	(5,295,000)
Payment of capital element and interest element of lease liabilities	(236,519,000)	(725,075,000)	(346,008,000)	(317,017,000)
Payments of repurchase of shares	(73,560,000)	(313,416,000)	(32,711,000)	(82,160,000)
Prepayments for repurchase of shares	(87,324,000)		(3,693,000)	(3,375,000)
Interest paid				(1,000,000)
Dividends paid to non-controlling interests		(1,612,000)
Dividends paid to equity shareholders of the Company	(923,664,000)	(1,244,251,000)	(370,787,000)	(306,255,000)
Payments of listing expenses relating to Hong Kong public offering			(42,616,000)	(19,046,000)
Net cash from/(used in) financing activities	(1,320,899,000)	(1,720,623,000)	(325,956,000)	(733,559,000)
Net (decrease)/increase in cash and cash equivalents	(46,285,000)	(85,543,000)	1,046,668,000	(1,453,215,000)
Cash and cash equivalents at the beginning of the year/period	6,489,213,000	6,415,441,000	5,348,492,000	6,771,653,000
Effect of movements in exchange rates on cash held	(27,487,000)	(1,777,000)	94,053,000	30,054,000
Cash and cash equivalents at the end of the year/period	¥ 6,415,441,000	¥ 6,328,121,000	¥ 6,489,213,000	¥ 5,348,492,000